PEPPER HAMILTON LLP
----------------------------
           ATTORNEYS AT LAW

3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750
                                                                   John P. Falco
                                                       direct dial: 215.981.4659
                                                            falcoj@pepperlaw.com

                                January 18, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

            Re:  WT Mutual Fund (the "Trust")
                 1933 Act File No. 033-84762
                 1940 Act File No. 811-08648
                 Preliminary Proxy Material
                 --------------------------

Ladies and Gentlemen:

     Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via EDGAR, attached is a preliminary copy of the proxy statement, proxy card and notice of meeting to be furnished to shareholders of WT Mutual Fund (the "Trust"), in connection with a Special Meeting of Shareholders of the Trust to be held on or about March 11, 2011 (the "Meeting"). The Fund anticipates that the definitive proxy materials will be sent on or about January 28, 2011 to shareholders of record on January 21, 2011.

     At the Meeting, shareholders will be asked to approve a new investment advisory and sub-advisory agreements in connection with a change of control of Rodney Square Management Corporation and Wilmington Trust Investment Management, LLC and to elect one Trustee.

     Please direct questions and comments relating to this filing to the undersigned at (215) 981-4659.

                                Respectfully,

                                /S/ JOHN P. FALCO
                                --------------------------------
                                John P. Falco


cc:  Mr. John J. Kelley

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